Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($)		4 Months Ended
	Feb. 18, 2021	May 28, 2021	Feb. 26, 2021	Jan. 28, 2021
Borrowings			$ 300,000
Sponsor [Member]
Agreed to loan	$ 500,000			$ 200,000
Aggregate of amount	$ 700,000			$ 700,000
Description of subsequent events	The Notes are non-interest bearing and payable on the earlier of June 30, 2021 or the completion of the Business Combination.	The Notes are non-interest bearing and payable on the earlier of June 30, 2021 or the completion of the Business Combination.